Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of March 31,
	2026	2025
Software	$548,295	$609,099
Less: accumulated amortization	(480,758)	(525,193)
Intangible assets, net	$67,537	$83,906

Amortization expenses were $13,778, $41,067 and $75,637 for the years ended March 31, 2026, 2025 and 2024, respectively.